Loans - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 47,252	$ 35,429	$ 26,148
Additions (deductions)
Provision for credit losses	5,173	(1,928)	12,463
Initial allowance on loans purchased with credit deterioration		134
Recoveries credited to allowance	2,496	4,477	3,069
Loans charged against the allowance	(2,486)	(2,434)	(6,251)
Balance at end of period	52,435	47,252	35,429
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses	$ 52,435	$ 47,252	35,429
Percent of Loans to Total Portfolio Loans	100.00%	100.00%
Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ 11,574
Additions (deductions)
Balance at end of period			11,574
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses			11,574
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 11,519	7,401	7,922
Additions (deductions)
Provision for credit losses	1,845	(1,135)	1,751
Initial allowance on loans purchased with credit deterioration		95
Recoveries credited to allowance	453	2,607	1,804
Loans charged against the allowance	0	0	(4,076)
Balance at end of period	13,817	11,519	7,401
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses	$ 13,817	$ 11,519	7,401
Percent of Loans to Total Portfolio Loans	42.30%	41.50%
Commercial | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ 2,551
Additions (deductions)
Balance at end of period			2,551
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses			2,551
Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 19,221	6,998	8,216
Additions (deductions)
Provision for credit losses	2,047	(266)	(915)
Initial allowance on loans purchased with credit deterioration		18
Recoveries credited to allowance	435	846	513
Loans charged against the allowance	(70)	(375)	(816)
Balance at end of period	21,633	19,221	6,998
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses	$ 21,633	$ 19,221	6,998
Percent of Loans to Total Portfolio Loans	39.50%	39.20%
Mortgage | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ 12,000
Additions (deductions)
Balance at end of period			12,000
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses			12,000
Installment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 3,749	1,112	1,283
Additions (deductions)
Provision for credit losses	1,349	599	436
Initial allowance on loans purchased with credit deterioration		21
Recoveries credited to allowance	1,608	1,024	752
Loans charged against the allowance	(2,416)	(2,059)	(1,359)
Balance at end of period	4,290	3,749	1,112
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses	$ 4,290	$ 3,749	1,112
Percent of Loans to Total Portfolio Loans	18.20%	19.30%
Installment | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ 3,052
Additions (deductions)
Balance at end of period			3,052
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses			3,052
Subjective Allocation
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 12,763	19,918	8,727
Additions (deductions)
Provision for credit losses	(68)	(1,126)	11,191
Initial allowance on loans purchased with credit deterioration		0
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Balance at end of period	12,695	12,763	19,918
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses	$ 12,695	$ 12,763	19,918
Percent of Loans to Total Portfolio Loans	0.00%	0.00%
Subjective Allocation | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ (6,029)
Additions (deductions)
Balance at end of period			(6,029)
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses			$ (6,029)